EXHIBIT 99.8	ERNST & YOUNG LLP REPORT OF INDEPENDENT ACCOUNTANTS ON APPLYING AGREED-UPON PROCEDURES

Sequoia Mortgage Trust 2018-3

Mortgage Pass-Through Certificates, Series 2018-3

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

RWT Holdings, Inc.

Sequoia Residential Funding, Inc.

9 February 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

RWT Holdings, Inc.

Sequoia Residential Funding, Inc.

8310 South Valley Highway, Suite 425

Englewood, Colorado 80112

Re:	Sequoia Mortgage Trust 2018-3 (the “Issuing Entity”)

Mortgage Pass-Through Certificates, Series 2018-3 (the “Certificates”)

Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by RWT Holdings, Inc. (the “Sponsor”), Sequoia Residential Funding, Inc. (the “Depositor”) and Wells Fargo Securities, LLC (“Wells Fargo,” together with the Sponsor and Depositor, the “Specified Parties”) solely to assist the Depositor in evaluating the accuracy of certain information with respect to a pool of fixed rate mortgage loans (the “Mortgage Loans”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “SEMT 2018-3 Initial 2018 01 23.xlsx” (the “Preliminary Loan Listing File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (the “Redwood Loan Numbers”) corresponding to certain mortgage loans (the “Loan Listing Base Preliminary Mortgage Loans”),
ii.	Labeled “EY CrossRef 02-06-2018.xls” (the “Mapping File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers corresponding to the Redwood Loan Numbers of certain Loan Listing Base Preliminary Mortgage Loans as shown on the Preliminary Loan Listing File which supersedes the corresponding information on the Preliminary Loan Listing File,
iii.	Labeled “SEMT_2018-3_20180124(Auditors).xlsx” and the corresponding record layout and decode information (the “Base Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain mortgage loans (the “Base Preliminary Mortgage Loans”),
iv.	Labeled “18-3 Incr Popltn.xlsx” (the “Loan Listing File,” together with the Preliminary Loan Listing File, the “Provided Loan Listing Files”) that the Sponsor, on behalf of the Depositor, indicated contains a list of Redwood Loan Numbers corresponding to certain mortgage loans (the “Loan Listing Preliminary Mortgage Loans”),

a. (continued)

v.	Labeled “SEMT_2018-3_20180131(Auditors).xlsx” and the corresponding record layout and decode information (the “Updated Base Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating certain mortgage loans (the “Updated Base Preliminary Mortgage Loans”) and
vi.	Labeled “SEMT_2018-3_20180206(Auditors).xlsx” and the corresponding record layout and decode information (the “Preliminary Data File,” together with the Base Preliminary Data File and Updated Base Preliminary Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
b.	Imaged copies of the:
i.	Promissory note and prepayment penalty rider (collectively and as applicable, the “Promissory Note”),
ii.	Modification agreement (the “Modification Agreement”),
iii.	Loan application (the “Loan Application”),
iv.	Appraisal report (the “Appraisal”),
v.	Home equity line of credit agreement (the “HELOC Agreement”),
vi.	Loan approval worksheet (the “Loan Approval Worksheet”),
vii.	Credit report (the “Credit Report”),
viii.	Settlement statement, refinance statement or closing disclosure (collectively and as applicable, the “Settlement Statement”) and/or
ix.	Underwriting summary (the “Underwriting Summary,” together with the Promissory Note, Modification Agreement, Loan Application, Appraisal, HELOC Agreement, Loan Approval Worksheet, Credit Report and Settlement Statement, the “Source Documents”)

relating to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Mapping File, Provided Loan Listing Files, Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Provided Data Files and Updated Preliminary Loan Listing File (as defined in Attachment A). We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Mapping File, Provided Loan Listing Files, Source Documents, Updated Preliminary Loan Listing File or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Loan Listing Base Preliminary Mortgage Loans, Base Preliminary Mortgage Loans, Loan Listing Preliminary Mortgage Loans, Updated Base Preliminary Mortgage Loans, Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 February 2018

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 288 Loan Listing Base Preliminary Mortgage Loans (the “Sample 1 Mortgage Loans”) from the Preliminary Loan Listing File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 1 Mortgage Loans or the methodology they instructed us to use to select the Sample 1 Mortgage Loans from the Preliminary Loan Listing File.

2.	As instructed by the Sponsor, on behalf of the Depositor, we updated the information for certain Loan Listing Base Preliminary Mortgage Loans on the Preliminary Loan Listing File with the corresponding Redwood Loan Number on the Mapping File, as applicable.

The Preliminary Loan Listing File, as updated, is hereinafter referred to as the “Updated Preliminary Loan Listing File.”

3.	For each mortgage loan on the Updated Preliminary Loan Listing File and Base Preliminary Data File, we compared the Redwood Loan Number, as shown on the Updated Preliminary Loan Listing File, to the corresponding Redwood Loan Number, as shown on the Base Preliminary Data File, and noted that:
a.	All of the Base Preliminary Mortgage Loans included on the Base Preliminary Data File were included on the Updated Preliminary Loan Listing File,
b.	134 of the Loan Listing Base Preliminary Mortgage Loans included on the Updated Preliminary Loan Listing File were not included on the Base Preliminary Data File (the “Removed Loan Listing Base Preliminary Mortgage Loans”) and
c.	65 of the Removed Loan Listing Base Preliminary Mortgage Loans were Sample 1 Mortgage Loans (the “Removed Sample 1 Mortgage Loans”).

4.	For the 223 Sample 1 Mortgage Loans on the Base Preliminary Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Base Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A and the succeeding paragraph of this Item 4. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

For the purpose of the procedure described in this Item 4., the Sponsor, on behalf of the Depositor, instructed us to replace any reference to “Sample Mortgage Loan” and “Provided Data File” on Exhibit 1 to Attachment A with “Sample 1 Mortgage Loan” and “Base Preliminary Data File,” respectively.

Attachment A Page 2 of 3

5.	For each mortgage loan on the Base Preliminary Data File and Loan Listing File, we compared the Redwood Loan Number, as shown on the Base Preliminary Data File, to the corresponding Redwood Loan Number, as shown on the Loan Listing File, and noted that:
a.	None of the Loan Listing Preliminary Mortgage Loans included on the Loan Listing File were included on the Base Preliminary Data File,
b.	None of the Base Preliminary Mortgage Loans included on the Base Preliminary Data File were included on the Loan Listing File.

6.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 78 Loan Listing Preliminary Mortgage Loans (the “Sample 2 Mortgage Loans,” together with the Sample 1 Mortgage Loans, the “Sample Mortgage Loans”) from the Loan Listing File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 2 Mortgage Loans or the methodology they instructed us to use to select the Sample 2 Mortgage Loans from the Loan Listing File.

7.	For each mortgage loan on the Loan Listing File and Updated Base Preliminary Data File, we compared the Redwood Loan Number, as shown on the Loan Listing File, to the corresponding Redwood Loan Number, as shown on the Updated Base Preliminary Data File, and noted that:
a.	All of the Loan Listing Preliminary Mortgage Loans included on the Loan Listing File were included on the Updated Base Preliminary Data File and
b.	440 of the Updated Base Preliminary Mortgage Loans included on the Updated Base Preliminary Data File were not included on the Loan Listing File.

8.	For each Sample 2 Mortgage Loan on the Updated Base Preliminary Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Updated Base Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A and the succeeding paragraph of this Item 8. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

For the purpose of the procedure described in this Item 8., the Sponsor, on behalf of the Depositor, instructed us to replace any reference to “Sample Mortgage Loan” and “Provided Data File” on Exhibit 1 to Attachment A with “Sample 2 Mortgage Loan” and “Updated Base Preliminary Data File,” respectively.

Attachment A Page 3 of 3

9.	For each mortgage loan on the Updated Base Preliminary Data File and Preliminary Data File, we compared the Redwood Loan Number, as shown on the Updated Base Preliminary Data File, to the corresponding Redwood Loan Number, as shown on the Preliminary Data File, and noted that:
a.	Two of the Updated Base Preliminary Mortgage Loans included on the Updated Base Preliminary Data File were not included on the Preliminary Data File,
b.	126 of the Preliminary Mortgage Loans included on the Preliminary Data File were not included on the Updated Base Preliminary Data File (the “Added Preliminary Mortgage Loans”) and
c.	62 of the Added Preliminary Mortgage Loans were Removed Sample 1 Mortgage Loans (the “Added Sample 1 Mortgage Loans”)

10.	For each Added Sample 1 Mortgage Loan on the Preliminary Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A and the succeeding paragraph of this Item 10. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

For the purpose of the procedure described in this Item 10., the Sponsor, on behalf of the Depositor, instructed us to replace any reference to “Sample Mortgage Loan” and “Provided Data File” on Exhibit 1 to Attachment A with “Added Sample 1 Mortgage Loan” and “Preliminary Data File,” respectively.

Exhibit 1 to Attachment A Page 1 of 6

Sample Characteristics and Source Documents

Sample Characteristic	Provided Data File Field Name	Source Document(s)	Note(s)

Redwood Loan Number	Loan Number	Promissory Note or Modification Agreement	i., ii.

Original principal balance	Original Loan Amount	Promissory Note or Modification Agreement	ii.

Original interest rate	Original Interest Rate	Promissory Note or Modification Agreement	ii.

Current monthly payment	Current Payment Amount Due	(a) Promissory Note and recalculation or (b) Modification Agreement and recalculation	ii., iii.

First payment date	First Payment Date of Loan	Promissory Note or Modification Agreement	ii.

Maturity date	Maturity Date	Promissory Note or Modification Agreement	ii.

Original term to maturity	Original Term to Maturity	(a) Promissory Note and recalculation or (b) Modification Agreement and recalculation	ii., iv.

Property state	State	Promissory Note or Modification Agreement	ii.

Property zip code	Postal Code	Promissory Note or Modification Agreement	ii.

Prepayment charge term	Prepayment Penalty Total Term	Promissory Note or Modification Agreement	ii.

Interest only term	Original Interest Only Term	Promissory Note or Modification Agreement	ii.

Occupancy status	Occupancy	Loan Application

Sale price (if applicable)	Sales Price	Settlement Statement

Exhibit 1 to Attachment A Page 2 of 6

Sample Characteristic	Provided Data File Field Name	Source Document(s)	Note(s)

Property type	Property Type	Appraisal

Loan purpose	Loan Purpose	(a) Loan Application and Settlement Statement, (b) Loan Application or (c) Promissory Note, Settlement Statement, Credit Report and recalculation	v.

Appraisal value	Original Appraised Property Value	(a) Appraisal, (b) Underwriting Summary or (c) Appraisal, Promissory Note and recalculation	vi., vii.

Junior lien balance	Junior Mortgage Balance	Underwriting Summary, HELOC Agreement or Loan Approval Worksheet	viii.

Original loan-to-value ratio	Original LTV	Recalculation	ix.

Combined loan-to-value ratio	Original CLTV	Recalculation	x.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the Redwood Loan Number, original principal balance, original interest rate, current monthly payment, first payment date, maturity date, original term to maturity, property state, property zip code, prepayment charge term and interest only term Sample Characteristics for each Sample Mortgage Loan (except for the Sample Mortgage Loan with Redwood Loan Number 408005931), the Sponsor, on behalf of the Depositor, instructed us to use the Promissory Note as the Source Document (and in accordance with notes iii. and iv., as applicable).

For the purpose of comparing the Redwood Loan Number, original principal balance, original interest rate, current monthly payment, first payment date, maturity date, original term to maturity, property state, property zip code, prepayment charge term and interest only term Sample Characteristics for the Sample Mortgage Loan with Redwood Loan Number 408005931, the Sponsor, on behalf of the Depositor, instructed us to use the Modification Agreement as the Source Document (and in accordance with notes iii. and iv., as applicable).

Exhibit 1 to Attachment A Page 3 of 6

Notes: (continued)

iii.	For the purpose of comparing the current monthly payment Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to calculate the current monthly payment using the “PMT” function in Microsoft Excel and the original principal balance, original interest rate and original term to maturity, all as shown in the Promissory Note or Modification Agreement, as applicable (and in accordance with notes ii. and iv., as applicable).

For the purpose of the comparison described in this note iii., the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

iv.	For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to calculate the original term to maturity as the sum of:
(a)	The difference in months between the maturity date and first payment date, both as shown in the Promissory Note or Modification Agreement, as applicable (and in accordance with note ii.), and
(b)	1.

v.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Provided Data File (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application and Settlement Statement as the Source Documents.

For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “Construction to Permanent,” as shown on the Provided Data File (each, a “Construction to Permanent Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application as the Source Document.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan or Construction to Permanent Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown in the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown in the Settlement Statement,
(2)	If any secondary financing relating to the subject property is an installment loan, as shown in the Credit Report, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement, and
(3)	Settlement charges relating to the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement.

Exhibit 1 to Attachment A Page 4 of 6

Notes: (continued)

v. (continued)

For the purpose of comparing the loan purpose Sample Characteristic for each Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement with:

(a)	“Cash-Out Refinance,” as shown on the Provided Data File, if the Amount to Borrower is greater than 1% of the original principal balance of the Refinanced Sample Mortgage Loan, as shown in the Promissory Note, or
(b)	“Rate/Term Refinance,” as shown on the Provided Data File, if the Amount to Borrower is less than or equal to 1% of the original principal balance of the Refinanced Sample Mortgage Loan, as shown in the Promissory Note.

vi.	For the purpose of comparing the appraisal value Sample Characteristic for each Sample

Mortgage Loan (except for the Sample Mortgage Loan with Redwood Loan Number 408005931), the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value for Sample Mortgage Loans that have more than one Appraisal (and in accordance with note vii., as applicable).

For the purpose of comparing the appraisal value Sample Characteristic for Sample Mortgage Loan with Redwood Loan Number 408005931, the Sponsor, on behalf of the Depositor, instructed us to use the most recent Appraisal.

vii.	For the purpose of comparing the appraisal value Sample Characteristic for each Refinanced Sample Mortgage Loan with information in the corresponding Appraisal indicating that the related mortgaged property was purchased by the borrower within twelve months of the origination date of the Sample Mortgage Loan, as shown in the Promissory Note (each, a “Recently Purchased Refinanced Sample Mortgage Loan”) (except for the Recently Purchased Refinanced Sample Mortgage Loans with Redwood Loan Numbers 408009063 and 408010200), the Sponsor, on behalf of the Depositor, instructed us to recalculate the appraisal value as the minimum of the:
(a)	Sale price related to the purchase of the related mortgage property by the borrower, as shown in the Appraisal, and
(b)	Appraisal value, as shown in the Appraisal.

For the purpose of comparing the appraisal value Sample Characteristic for the Recently Purchased Refinanced Sample Mortgage Loans with Redwood Loan Numbers 408009063 and 408010200, the Sponsor, on behalf of the Depositor, instructed us to use the Underwriting Summary as the Source Document.

For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan that is not a Recently Purchased Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to use the appraisal value as shown in the Appraisal (and in accordance with note vi., as applicable).

Exhibit 1 to Attachment A Page 5 of 6

Notes: (continued)

viii.	For the purpose of comparing the junior lien balance Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Provided Data File agreed to the corresponding information in at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the junior lien balance Sample Characteristic.

ix.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:
(a)	Dividing:
(1)	The original principal balance, as shown in the Promissory Note or Modification Agreement, as applicable (and in accordance with note ii.),

by

(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan or Construction to Permanent Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with notes vi. and vii.), and (B) the sale price (if applicable), as shown in the Settlement Statement, or
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal or Underwriting Summary, as applicable (and in accordance with notes vi. and vii.)

and

(b)	Truncating the value calculated in (a) to the second decimal place (xx.xx%).

Exhibit 1 to Attachment A Page 6 of 6

Notes: (continued)

x.	For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio by:
(a)	Dividing:
(1)	The sum of:
(i)	The original principal balance, as shown in the Promissory Note or Modification Agreement, as applicable (and in accordance with note ii.) and
(ii)	The junior lien balance, if applicable, as shown in the Underwriting Summary, HELOC Agreement or Loan Approval Worksheet (and in accordance with note viii.),

by

(2)       Either:

(i)	In the case of a Purchase Sample Mortgage Loan or Construction to Permanent Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with notes vi. and vii.), and (B) the sale price (if applicable), as shown in the Settlement Statement, or
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal or Underwriting Summary, as applicable (and in accordance with notes vi. and vii.)

and

(b)	Truncating the value calculated in (a) to the second decimal place (xx.xx%).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 3

Sample Characteristic Differences

Redwood		Provided
Loan Number	Sample Characteristic	Data File Value	Source Document Value

408004401	Property type	1 Family Attached	Single Family Detached (non-PUD)

408007848	Appraisal value	$691,220.00	$692,000.00
	Original loan-to-value ratio	74.99%	74.91%
	Combined loan-to-value ratio	74.99%	74.91%

408007897	Property type	PUD	Single Family Detached (non-PUD)

408007923	Junior lien balance	$400,058.53	$450,000.00
	Combined loan-to-value ratio	42.03%	43.84%

408008044	Sales price (if applicable)	<REDACTED>	<REDACTED>
	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	79.85%	80.00%
	Combined loan-to-value ratio	79.85%	80.00%

408008050	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

408008305	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

408008343	Property type	PUD	Condo, Low Rise (4 or fewer stories)

408008547	Property type	PUD	Single Family Detached (non-PUD)

408008943	Property type	Condo, Low Rise (4 or fewer stories)	Single Family Detached (non-PUD)

408009209	Property type	dPUD	PUD

Exhibit 2 to Attachment A Page 2 of 3

Redwood		Provided
Loan Number	Sample Characteristic	Data File Value	Source Document Value

408009219	Property type	dPUD	PUD

408009229	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

408009468	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

408009469	Property type	Single Family Detached (non-PUD)	PUD

408010049	Property type	PUD	dPUD

408010167	Property type	Single Family Detached (non-PUD)	PUD

408010232	Property type	dPUD	PUD

408010594	Property type	Single Family Detached (non-PUD)	PUD

408010924	Property type	dPUD	PUD

408010969	Sales price (if applicable)	<REDACTED>	<REDACTED>

408011047	Appraisal value	$3,400,000.00	$2,995,000.00

408011309	Appraisal value	$1,130,100.00	$1,050,000.00
	Original loan-to-value ratio	53.11%	57.17%
	Combined loan-to-value ratio	53.11%	57.17%

408011323	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

408011786	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

408011794	Property type	dPUD	PUD

Exhibit 2 to Attachment A Page 3 of 3

Redwood		Provided
Loan Number	Sample Characteristic	Data File Value	Source Document Value

408011812	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

408011815	Property type	PUD	Single Family Detached (non-PUD)

408011824	Property type	dPUD	PUD

408011831	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

408011860	Property type	Condo, High Rise (5+ stories)	Condo, Low Rise (4 or fewer stories)

408011901	Appraisal value	$740,000.00	$700,000.00
	Original loan-to-value ratio	73.78%	78.00%
	Combined loan-to-value ratio	73.78%	78.00%

408011909	Sales price (if applicable)	<REDACTED>	<REDACTED>
	Original loan-to-value ratio	79.65%	80.00%
	Combined loan-to-value ratio	79.65%	80.00%